Disposal group classified as held for sale (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Disposal group classified as held for sale
Assets	€ 34,960,138	€ 35,754,114	€ 36,069,726
Disposal group classified as held for sale
Disposal group classified as held for sale
Assets	48,176
FME25 Program in Hungary
Disposal group classified as held for sale
Impairment loss immediately before classification as held for sale	11,892
FME25 Program in Hungary | Non-recurring fair value measurement
Disposal group classified as held for sale
Assets	€ 2,432
Legacy Portfolio Optimization program in Sub-Saharan Africa
Disposal group classified as held for sale
Number of renal dialysis clinics to be sold | item	51
Impairment loss immediately before classification as held for sale	€ 0